DESCRIPTION OF BUSINESS (Details)	Nov. 08, 2021	Jun. 17, 2021	Mar. 05, 2021	Nov. 08, 2019
Southern Cliff Brands Inc
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired				100.00%
LYF
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired			100.00%
GR
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired		100.00%
CS
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired	100.00%